Shareholder Report	6 Months Ended
Oct. 31, 2025 USD ($) shares
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Cohen & Steers Low Duration Preferred & Income Fund, Inc.
Entity Central Index Key	0001652200
Document Period End Date	Oct. 31, 2025
Class A
Shareholder Report [Line Items]
Fund Name	Cohen & Steers Low Duration Preferred & Income Fund, Inc.
Class Name	Class A
Trading Symbol	LPXAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Cohen & Steers Low Duration Preferred & Income Fund, Inc. (Fund) for the period May 1, 2025 to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund by scanning the QR code or visiting www.cohenandsteers.com/fund-literature. You can also request this information by contacting us at 1-800-330-7348.
Additional Information Phone Number	1-800-330-7348
Additional Information Website	www.cohenandsteers.com/fund-literature
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
Class A	$47	0.91%

Expenses Paid, Amount	$ 47
Expense Ratio, Percent	0.91%
Factors Affecting Performance [Text Block]
How did the Fund perform during the last six months and what affected its performance?

The share class had a 5.15% total return in the six months ended October 31, 2025, compared with the ICE BofA 1-3 Year U.S. Corporate Index, which returned 2.72%, and the ICE BofA U.S. All Capital Securities Index, which returned 7.15%.

The Fund's benchmark, the ICE BofA 1–3 Year U.S. Corporate Index, focuses on investment-grade corporate bonds with maturities of one to three years. The Fund's primary objective is to provide high current income, and its secondary objective is to provide capital preservation; we believe this is consistent with the benchmark over time. However, to meet its objectives, the Fund invests in low-duration preferred securities as well as shorter-term corporate bonds.

The Fund's allocations to preferreds, contingent capital securities (CoCos) and corporate debt securities with maturities greater than one year helped relative performance versus the ICE BofA 1–3 Year U.S. Corporate Index. The Fund's allocations to preferreds, CoCos and corporate debt with less than one year to maturity modestly detracted from relative performance.

By sector, the Fund's allocations to preferred securities in the banking, utilities and insurance sectors contributed to relative performance. The Fund's allocation to total return swaps and interest rate swaps (used with the intention of managing credit and interest rate risk, respectively) weighed on relative performance.

Top contributors	Top detractors
Banking	Total Return Swaps
Utilities	Interest Rate Swaps
Insurance

Performance Past Does Not Indicate Future [Text]	Data quoted represents past performance, which is no guarantee of future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns (%)*
(as of October 31, 2025)
	1 Year	5 Years	Since inception (11/30/15)
With sales charge[2]	5.05%	3.42%	3.73%
Without sales charge	7.19%	3.84%	3.94%
ICE BofA U.S. All Capital Securities Index	5.76%	3.32%	4.69%
ICE BofA 1-3 Year U.S. Corporate Index	5.67%	2.43%	2.70%
Blended Benchmark[1]	7.30%	4.17%	4.55%

Performance Inception Date	Nov. 30, 2015
No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Net Assets	$ 1,852,018,258
Holdings Count | shares	244
Investment Company, Portfolio Turnover	26.00%
Additional Fund Statistics [Text Block]	Key fund statistics (as of October 31, 2025)
Net assets	$1,852,018,258
Number of portfolio holdings (excluding derivatives)	244
Portfolio turnover rate[3]	26%

Holdings [Text Block]
Portfolio holdings (as of October 31, 2025)

Top ten holdings[4,5]	(%)
Truist Financial Corp., 6.669%, Series N	1.7%
Goldman Sachs Group, Inc., 7.50%, Series W	1.4%
Enbridge, Inc., 8.25%, due 1/15/84, Series NC5 (Canada)	1.3%
Transcanada Trust, 5.875%, due 8/15/76, Series 16-A (Canada)	1.3%
Corebridge Financial, Inc., 6.875%, due 12/15/2052	1.2%
Citigroup, Inc., 7.625%, Series AA	1.2%
Charles Schwab Corp., 4.00%, Series I	1.2%
Toronto-Dominion Bank, 8.125%, due 10/31/82 (Canada)	1.2%
Emera, Inc., 6.75%, due 6/15/76, Series 16-A (Canada)	1.2%
Citigroup, Inc., 6.95%, Series FF	1.1%

Sector diversification[4,6]	(%)
Banking	45.0%
Utilities	16.4%
Insurance	9.0%
Real Estate	8.2%
Pipelines	7.9%
Telecommunications	3.7%
Financial Services	2.5%
Health Care	1.5%
Energy	0.7%
Other (includes short-term investments)	5.1%

Country diversification[4,6]	(%)
United States	51.6%
Canada	15.6%
France	7.3%
United Kingdom	6.4%
Switzerland	2.9%
Japan	2.7%
Spain	2.2%
Germany	1.7%
Netherlands	1.6%
Other (includes short-term investments)	8.0%

Largest Holdings [Text Block]

Top ten holdings[4,5]	(%)
Truist Financial Corp., 6.669%, Series N	1.7%
Goldman Sachs Group, Inc., 7.50%, Series W	1.4%
Enbridge, Inc., 8.25%, due 1/15/84, Series NC5 (Canada)	1.3%
Transcanada Trust, 5.875%, due 8/15/76, Series 16-A (Canada)	1.3%
Corebridge Financial, Inc., 6.875%, due 12/15/2052	1.2%
Citigroup, Inc., 7.625%, Series AA	1.2%
Charles Schwab Corp., 4.00%, Series I	1.2%
Toronto-Dominion Bank, 8.125%, due 10/31/82 (Canada)	1.2%
Emera, Inc., 6.75%, due 6/15/76, Series 16-A (Canada)	1.2%
Citigroup, Inc., 6.95%, Series FF	1.1%

Class C
Shareholder Report [Line Items]
Fund Name	Cohen & Steers Low Duration Preferred & Income Fund, Inc.
Class Name	Class C
Trading Symbol	LPXCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Cohen & Steers Low Duration Preferred & Income Fund, Inc. (Fund) for the period May 1, 2025 to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund by scanning the QR code or visiting www.cohenandsteers.com/fund-literature. You can also request this information by contacting us at 1-800-330-7348.
Additional Information Phone Number	1-800-330-7348
Additional Information Website	www.cohenandsteers.com/fund-literature
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
Class C	$83	1.60%

Expenses Paid, Amount	$ 83
Expense Ratio, Percent	1.60%
Factors Affecting Performance [Text Block]
How did the Fund perform during the last six months and what affected its performance?

The share class had a 4.90% total return in the six months ended October 31, 2025, compared with the ICE BofA 1-3 Year U.S. Corporate Index, which returned 2.72%, and the ICE BofA U.S. All Capital Securities Index, which returned 7.15%.

The Fund's benchmark, the ICE BofA 1–3 Year U.S. Corporate Index, focuses on investment-grade corporate bonds with maturities of one to three years. The Fund's primary objective is to provide high current income, and its secondary objective is to provide capital preservation; we believe this is consistent with the benchmark over time. However, to meet its objectives, the Fund invests in low-duration preferred securities as well as shorter-term corporate bonds.

The Fund's allocations to preferreds, contingent capital securities (CoCos) and corporate debt securities with maturities greater than one year helped relative performance versus the ICE BofA 1–3 Year U.S. Corporate Index. The Fund's allocations to preferreds, CoCos and corporate debt with less than one year to maturity modestly detracted from relative performance.

By sector, the Fund's allocations to preferred securities in the banking, utilities and insurance sectors contributed to relative performance. The Fund's allocation to total return swaps and interest rate swaps (used with the intention of managing credit and interest rate risk, respectively) weighed on relative performance.

Top contributors	Top detractors
Banking	Total Return Swaps
Utilities	Interest Rate Swaps
Insurance

Performance Past Does Not Indicate Future [Text]	Data quoted represents past performance, which is no guarantee of future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns (%)*
(as of October 31, 2025)
	1 Year	5 Years	Since inception (11/30/15)
With sales charge	5.45%[2]	3.12%	3.22%
Without sales charge	6.45%	3.12%	3.22%
ICE BofA U.S. All Capital Securities Index	5.76%	3.32%	4.69%
ICE BofA 1-3 Year U.S. Corporate Index	5.67%	2.43%	2.70%
Blended Benchmark[1]	7.30%	4.17%	4.55%

Performance Inception Date	Nov. 30, 2015
No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Net Assets	$ 1,852,018,258
Holdings Count | shares	244
Investment Company, Portfolio Turnover	26.00%
Additional Fund Statistics [Text Block]	Key fund statistics (as of October 31, 2025)
Net assets	$1,852,018,258
Number of portfolio holdings (excluding derivatives)	244
Portfolio turnover rate[3]	26%

Holdings [Text Block]
Portfolio holdings (as of October 31, 2025)

Top ten holdings[4,5]	(%)
Truist Financial Corp., 6.669%, Series N	1.7%
Goldman Sachs Group, Inc., 7.50%, Series W	1.4%
Enbridge, Inc., 8.25%, due 1/15/84, Series NC5 (Canada)	1.3%
Transcanada Trust, 5.875%, due 8/15/76, Series 16-A (Canada)	1.3%
Corebridge Financial, Inc., 6.875%, due 12/15/2052	1.2%
Citigroup, Inc., 7.625%, Series AA	1.2%
Charles Schwab Corp., 4.00%, Series I	1.2%
Toronto-Dominion Bank, 8.125%, due 10/31/82 (Canada)	1.2%
Emera, Inc., 6.75%, due 6/15/76, Series 16-A (Canada)	1.2%
Citigroup, Inc., 6.95%, Series FF	1.1%

Sector diversification[4,6]	(%)
Banking	45.0%
Utilities	16.4%
Insurance	9.0%
Real Estate	8.2%
Pipelines	7.9%
Telecommunications	3.7%
Financial Services	2.5%
Health Care	1.5%
Energy	0.7%
Other (includes short-term investments)	5.1%

Country diversification[4,6]	(%)
United States	51.6%
Canada	15.6%
France	7.3%
United Kingdom	6.4%
Switzerland	2.9%
Japan	2.7%
Spain	2.2%
Germany	1.7%
Netherlands	1.6%
Other (includes short-term investments)	8.0%

Largest Holdings [Text Block]

Top ten holdings[4,5]	(%)
Truist Financial Corp., 6.669%, Series N	1.7%
Goldman Sachs Group, Inc., 7.50%, Series W	1.4%
Enbridge, Inc., 8.25%, due 1/15/84, Series NC5 (Canada)	1.3%
Transcanada Trust, 5.875%, due 8/15/76, Series 16-A (Canada)	1.3%
Corebridge Financial, Inc., 6.875%, due 12/15/2052	1.2%
Citigroup, Inc., 7.625%, Series AA	1.2%
Charles Schwab Corp., 4.00%, Series I	1.2%
Toronto-Dominion Bank, 8.125%, due 10/31/82 (Canada)	1.2%
Emera, Inc., 6.75%, due 6/15/76, Series 16-A (Canada)	1.2%
Citigroup, Inc., 6.95%, Series FF	1.1%

Class F
Shareholder Report [Line Items]
Fund Name	Cohen & Steers Low Duration Preferred & Income Fund, Inc.
Class Name	Class F
Trading Symbol	LPXFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Cohen & Steers Low Duration Preferred & Income Fund, Inc. (Fund) for the period May 1, 2025 to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund by scanning the QR code or visiting www.cohenandsteers.com/fund-literature. You can also request this information by contacting us at 1-800-330-7348.
Additional Information Phone Number	1-800-330-7348
Additional Information Website	www.cohenandsteers.com/fund-literature
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
Class F	$31	0.60%

Expenses Paid, Amount	$ 31
Expense Ratio, Percent	0.60%
Factors Affecting Performance [Text Block]
How did the Fund perform during the last six months and what affected its performance?

The share class had a 5.38% total return in the six months ended October 31, 2025, compared with the ICE BofA 1-3 Year U.S. Corporate Index, which returned 2.72%, and the ICE BofA U.S. All Capital Securities Index, which returned 7.15%.

The Fund's benchmark, the ICE BofA 1–3 Year U.S. Corporate Index, focuses on investment-grade corporate bonds with maturities of one to three years. The Fund's primary objective is to provide high current income, and its secondary objective is to provide capital preservation; we believe this is consistent with the benchmark over time. However, to meet its objectives, the Fund invests in low-duration preferred securities as well as shorter-term corporate bonds.

The Fund's allocations to preferreds, contingent capital securities (CoCos) and corporate debt securities with maturities greater than one year helped relative performance versus the ICE BofA 1–3 Year U.S. Corporate Index. The Fund's allocations to preferreds, CoCos and corporate debt with less than one year to maturity modestly detracted from relative performance.

By sector, the Fund's allocations to preferred securities in the banking, utilities and insurance sectors contributed to relative performance. The Fund's allocation to total return swaps and interest rate swaps (used with the intention of managing credit and interest rate risk, respectively) weighed on relative performance.

Top contributors	Top detractors
Banking	Total Return Swaps
Utilities	Interest Rate Swaps
Insurance

Performance Past Does Not Indicate Future [Text]	Data quoted represents past performance, which is no guarantee of future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns (%)*
(as of October 31, 2025)
	1 Year	5 Years	Since inception (6/3/20)
Class F2	7.51%	4.14%	4.60%
ICE BofA U.S. All Capital Securities Index	5.76%	3.32%	4.05%
ICE BofA 1-3 Year U.S. Corporate Index	5.67%	2.43%	2.53%
Blended Benchmark[1]	7.30%	4.17%	4.67%

Performance Inception Date	Jun. 03, 2020
No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Net Assets	$ 1,852,018,258
Holdings Count | shares	244
Investment Company, Portfolio Turnover	26.00%
Additional Fund Statistics [Text Block]	Key fund statistics (as of October 31, 2025)
Net assets	$1,852,018,258
Number of portfolio holdings (excluding derivatives)	244
Portfolio turnover rate[3]	26%

Holdings [Text Block]
Portfolio holdings (as of October 31, 2025)

Top ten holdings[4,5]	(%)
Truist Financial Corp., 6.669%, Series N	1.7%
Goldman Sachs Group, Inc., 7.50%, Series W	1.4%
Enbridge, Inc., 8.25%, due 1/15/84, Series NC5 (Canada)	1.3%
Transcanada Trust, 5.875%, due 8/15/76, Series 16-A (Canada)	1.3%
Corebridge Financial, Inc., 6.875%, due 12/15/2052	1.2%
Citigroup, Inc., 7.625%, Series AA	1.2%
Charles Schwab Corp., 4.00%, Series I	1.2%
Toronto-Dominion Bank, 8.125%, due 10/31/82 (Canada)	1.2%
Emera, Inc., 6.75%, due 6/15/76, Series 16-A (Canada)	1.2%
Citigroup, Inc., 6.95%, Series FF	1.1%

Sector diversification[4,6]	(%)
Banking	45.0%
Utilities	16.4%
Insurance	9.0%
Real Estate	8.2%
Pipelines	7.9%
Telecommunications	3.7%
Financial Services	2.5%
Health Care	1.5%
Energy	0.7%
Other (includes short-term investments)	5.1%

Country diversification[4,6]	(%)
United States	51.6%
Canada	15.6%
France	7.3%
United Kingdom	6.4%
Switzerland	2.9%
Japan	2.7%
Spain	2.2%
Germany	1.7%
Netherlands	1.6%
Other (includes short-term investments)	8.0%

Largest Holdings [Text Block]

Top ten holdings[4,5]	(%)
Truist Financial Corp., 6.669%, Series N	1.7%
Goldman Sachs Group, Inc., 7.50%, Series W	1.4%
Enbridge, Inc., 8.25%, due 1/15/84, Series NC5 (Canada)	1.3%
Transcanada Trust, 5.875%, due 8/15/76, Series 16-A (Canada)	1.3%
Corebridge Financial, Inc., 6.875%, due 12/15/2052	1.2%
Citigroup, Inc., 7.625%, Series AA	1.2%
Charles Schwab Corp., 4.00%, Series I	1.2%
Toronto-Dominion Bank, 8.125%, due 10/31/82 (Canada)	1.2%
Emera, Inc., 6.75%, due 6/15/76, Series 16-A (Canada)	1.2%
Citigroup, Inc., 6.95%, Series FF	1.1%

Class I
Shareholder Report [Line Items]
Fund Name	Cohen & Steers Low Duration Preferred & Income Fund, Inc.
Class Name	Class I
Trading Symbol	LPXIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Cohen & Steers Low Duration Preferred & Income Fund, Inc. (Fund) for the period May 1, 2025 to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund by scanning the QR code or visiting www.cohenandsteers.com/fund-literature. You can also request this information by contacting us at 1-800-330-7348.
Additional Information Phone Number	1-800-330-7348
Additional Information Website	www.cohenandsteers.com/fund-literature
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
Class I	$31	0.60%

Expenses Paid, Amount	$ 31
Expense Ratio, Percent	0.60%
Factors Affecting Performance [Text Block]
How did the Fund perform during the last six months and what affected its performance?

The share class had a 5.38% total return in the six months ended October 31, 2025, compared with the ICE BofA 1-3 Year U.S. Corporate Index, which returned 2.72%, and the ICE BofA U.S. All Capital Securities Index, which returned 7.15%.

The Fund's benchmark, the ICE BofA 1–3 Year U.S. Corporate Index, focuses on investment-grade corporate bonds with maturities of one to three years. The Fund's primary objective is to provide high current income, and its secondary objective is to provide capital preservation; we believe this is consistent with the benchmark over time. However, to meet its objectives, the Fund invests in low-duration preferred securities as well as shorter-term corporate bonds.

The Fund's allocations to preferreds, contingent capital securities (CoCos) and corporate debt securities with maturities greater than one year helped relative performance versus the ICE BofA 1–3 Year U.S. Corporate Index. The Fund's allocations to preferreds, CoCos and corporate debt with less than one year to maturity modestly detracted from relative performance.

By sector, the Fund's allocations to preferred securities in the banking, utilities and insurance sectors contributed to relative performance. The Fund's allocation to total return swaps and interest rate swaps (used with the intention of managing credit and interest rate risk, respectively) weighed on relative performance.

Top contributors	Top detractors
Banking	Total Return Swaps
Utilities	Interest Rate Swaps
Insurance

Performance Past Does Not Indicate Future [Text]	Data quoted represents past performance, which is no guarantee of future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns (%)*
(as of October 31, 2025)
	1 Year	5 Years	Since inception (11/30/15)
Class I2	7.51%	4.13%	4.26%
ICE BofA U.S. All Capital Securities Index	5.76%	3.32%	4.69%
ICE BofA 1-3 Year U.S. Corporate Index	5.67%	2.43%	2.70%
Blended Benchmark[1]	7.30%	4.17%	4.55%

Performance Inception Date	Nov. 30, 2015
No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Net Assets	$ 1,852,018,258
Holdings Count | shares	244
Investment Company, Portfolio Turnover	26.00%
Additional Fund Statistics [Text Block]	Key fund statistics (as of October 31, 2025)
Net assets	$1,852,018,258
Number of portfolio holdings (excluding derivatives)	244
Portfolio turnover rate[3]	26%

Holdings [Text Block]
Portfolio holdings (as of October 31, 2025)

Top ten holdings[4,5]	(%)
Truist Financial Corp., 6.669%, Series N	1.7%
Goldman Sachs Group, Inc., 7.50%, Series W	1.4%
Enbridge, Inc., 8.25%, due 1/15/84, Series NC5 (Canada)	1.3%
Transcanada Trust, 5.875%, due 8/15/76, Series 16-A (Canada)	1.3%
Corebridge Financial, Inc., 6.875%, due 12/15/2052	1.2%
Citigroup, Inc., 7.625%, Series AA	1.2%
Charles Schwab Corp., 4.00%, Series I	1.2%
Toronto-Dominion Bank, 8.125%, due 10/31/82 (Canada)	1.2%
Emera, Inc., 6.75%, due 6/15/76, Series 16-A (Canada)	1.2%
Citigroup, Inc., 6.95%, Series FF	1.1%

Sector diversification[4,6]	(%)
Banking	45.0%
Utilities	16.4%
Insurance	9.0%
Real Estate	8.2%
Pipelines	7.9%
Telecommunications	3.7%
Financial Services	2.5%
Health Care	1.5%
Energy	0.7%
Other (includes short-term investments)	5.1%

Country diversification[4,6]	(%)
United States	51.6%
Canada	15.6%
France	7.3%
United Kingdom	6.4%
Switzerland	2.9%
Japan	2.7%
Spain	2.2%
Germany	1.7%
Netherlands	1.6%
Other (includes short-term investments)	8.0%

Largest Holdings [Text Block]

Top ten holdings[4,5]	(%)
Truist Financial Corp., 6.669%, Series N	1.7%
Goldman Sachs Group, Inc., 7.50%, Series W	1.4%
Enbridge, Inc., 8.25%, due 1/15/84, Series NC5 (Canada)	1.3%
Transcanada Trust, 5.875%, due 8/15/76, Series 16-A (Canada)	1.3%
Corebridge Financial, Inc., 6.875%, due 12/15/2052	1.2%
Citigroup, Inc., 7.625%, Series AA	1.2%
Charles Schwab Corp., 4.00%, Series I	1.2%
Toronto-Dominion Bank, 8.125%, due 10/31/82 (Canada)	1.2%
Emera, Inc., 6.75%, due 6/15/76, Series 16-A (Canada)	1.2%
Citigroup, Inc., 6.95%, Series FF	1.1%

Class R
Shareholder Report [Line Items]
Fund Name	Cohen & Steers Low Duration Preferred & Income Fund, Inc.
Class Name	Class R
Trading Symbol	LPXRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Cohen & Steers Low Duration Preferred & Income Fund, Inc. (Fund) for the period May 1, 2025 to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund by scanning the QR code or visiting www.cohenandsteers.com/fund-literature. You can also request this information by contacting us at 1-800-330-7348.
Additional Information Phone Number	1-800-330-7348
Additional Information Website	www.cohenandsteers.com/fund-literature
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
Class R	$57	1.10%

Expenses Paid, Amount	$ 57
Expense Ratio, Percent	1.10%
Factors Affecting Performance [Text Block]
How did the Fund perform during the last six months and what affected its performance?

The share class had a 5.15% total return in the six months ended October 31, 2025, compared with the ICE BofA 1-3 Year U.S. Corporate Index, which returned 2.72%, and the ICE BofA U.S. All Capital Securities Index, which returned 7.15%.

The Fund's benchmark, the ICE BofA 1–3 Year U.S. Corporate Index, focuses on investment-grade corporate bonds with maturities of one to three years. The Fund's primary objective is to provide high current income, and its secondary objective is to provide capital preservation; we believe this is consistent with the benchmark over time. However, to meet its objectives, the Fund invests in low-duration preferred securities as well as shorter-term corporate bonds.

The Fund's allocations to preferreds, contingent capital securities (CoCos) and corporate debt securities with maturities greater than one year helped relative performance versus the ICE BofA 1–3 Year U.S. Corporate Index. The Fund's allocations to preferreds, CoCos and corporate debt with less than one year to maturity modestly detracted from relative performance.

By sector, the Fund's allocations to preferred securities in the banking, utilities and insurance sectors contributed to relative performance. The Fund's allocation to total return swaps and interest rate swaps (used with the intention of managing credit and interest rate risk, respectively) weighed on relative performance.

Top contributors	Top detractors
Banking	Total Return Swaps
Utilities	Interest Rate Swaps
Insurance

Performance Past Does Not Indicate Future [Text]	Data quoted represents past performance, which is no guarantee of future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns (%)*
(as of October 31, 2025)
	1 Year	5 Years	Since inception (11/30/15)
Class R2	6.97%	3.62%	3.73%
ICE BofA U.S. All Capital Securities Index	5.76%	3.32%	4.69%
ICE BofA 1-3 Year U.S. Corporate Index	5.67%	2.43%	2.70%
Blended Benchmark[1]	7.30%	4.17%	4.55%

Performance Inception Date	Nov. 30, 2015
No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Net Assets	$ 1,852,018,258
Holdings Count | shares	244
Investment Company, Portfolio Turnover	26.00%
Additional Fund Statistics [Text Block]	Key fund statistics (as of October 31, 2025)
Net assets	$1,852,018,258
Number of portfolio holdings (excluding derivatives)	244
Portfolio turnover rate[3]	26%

Holdings [Text Block]
Portfolio holdings (as of October 31, 2025)

Top ten holdings[4,5]	(%)
Truist Financial Corp., 6.669%, Series N	1.7%
Goldman Sachs Group, Inc., 7.50%, Series W	1.4%
Enbridge, Inc., 8.25%, due 1/15/84, Series NC5 (Canada)	1.3%
Transcanada Trust, 5.875%, due 8/15/76, Series 16-A (Canada)	1.3%
Corebridge Financial, Inc., 6.875%, due 12/15/2052	1.2%
Citigroup, Inc., 7.625%, Series AA	1.2%
Charles Schwab Corp., 4.00%, Series I	1.2%
Toronto-Dominion Bank, 8.125%, due 10/31/82 (Canada)	1.2%
Emera, Inc., 6.75%, due 6/15/76, Series 16-A (Canada)	1.2%
Citigroup, Inc., 6.95%, Series FF	1.1%

Sector diversification[4,6]	(%)
Banking	45.0%
Utilities	16.4%
Insurance	9.0%
Real Estate	8.2%
Pipelines	7.9%
Telecommunications	3.7%
Financial Services	2.5%
Health Care	1.5%
Energy	0.7%
Other (includes short-term investments)	5.1%

Country diversification[4,6]	(%)
United States	51.6%
Canada	15.6%
France	7.3%
United Kingdom	6.4%
Switzerland	2.9%
Japan	2.7%
Spain	2.2%
Germany	1.7%
Netherlands	1.6%
Other (includes short-term investments)	8.0%

Largest Holdings [Text Block]

Top ten holdings[4,5]	(%)
Truist Financial Corp., 6.669%, Series N	1.7%
Goldman Sachs Group, Inc., 7.50%, Series W	1.4%
Enbridge, Inc., 8.25%, due 1/15/84, Series NC5 (Canada)	1.3%
Transcanada Trust, 5.875%, due 8/15/76, Series 16-A (Canada)	1.3%
Corebridge Financial, Inc., 6.875%, due 12/15/2052	1.2%
Citigroup, Inc., 7.625%, Series AA	1.2%
Charles Schwab Corp., 4.00%, Series I	1.2%
Toronto-Dominion Bank, 8.125%, due 10/31/82 (Canada)	1.2%
Emera, Inc., 6.75%, due 6/15/76, Series 16-A (Canada)	1.2%
Citigroup, Inc., 6.95%, Series FF	1.1%

Class Z
Shareholder Report [Line Items]
Fund Name	Cohen & Steers Low Duration Preferred & Income Fund, Inc.
Class Name	Class Z
Trading Symbol	LPXZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Cohen & Steers Low Duration Preferred & Income Fund, Inc. (Fund) for the period May 1, 2025 to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund by scanning the QR code or visiting www.cohenandsteers.com/fund-literature. You can also request this information by contacting us at 1-800-330-7348.
Additional Information Phone Number	1-800-330-7348
Additional Information Website	www.cohenandsteers.com/fund-literature
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
Class Z	$31	0.60%

Expenses Paid, Amount	$ 31
Expense Ratio, Percent	0.60%
Factors Affecting Performance [Text Block]
How did the Fund perform during the last six months and what affected its performance?

The share class had a 5.39% total return in the six months ended October 31, 2025, compared with the ICE BofA 1-3 Year U.S. Corporate Index, which returned 2.72%, and the ICE BofA U.S. All Capital Securities Index, which returned 7.15%.

The Fund's benchmark, the ICE BofA 1–3 Year U.S. Corporate Index, focuses on investment-grade corporate bonds with maturities of one to three years. The Fund's primary objective is to provide high current income, and its secondary objective is to provide capital preservation; we believe this is consistent with the benchmark over time. However, to meet its objectives, the Fund invests in low-duration preferred securities as well as shorter-term corporate bonds.

The Fund's allocations to preferreds, contingent capital securities (CoCos) and corporate debt securities with maturities greater than one year helped relative performance versus the ICE BofA 1–3 Year U.S. Corporate Index. The Fund's allocations to preferreds, CoCos and corporate debt with less than one year to maturity modestly detracted from relative performance.

By sector, the Fund's allocations to preferred securities in the banking, utilities and insurance sectors contributed to relative performance. The Fund's allocation to total return swaps and interest rate swaps (used with the intention of managing credit and interest rate risk, respectively) weighed on relative performance.

Top contributors	Top detractors
Banking	Total Return Swaps
Utilities	Interest Rate Swaps
Insurance

Performance Past Does Not Indicate Future [Text]	Data quoted represents past performance, which is no guarantee of future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns (%)*
(as of October 31, 2025)
	1 Year	5 Years	Since inception (11/30/15)
Class Z2	7.53%	4.12%	4.24%
ICE BofA U.S. All Capital Securities Index	5.76%	3.32%	4.69%
ICE BofA 1-3 Year U.S. Corporate Index	5.67%	2.43%	2.70%
Blended Benchmark[1]	7.30%	4.17%	4.55%

Performance Inception Date	Nov. 30, 2015
No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Net Assets	$ 1,852,018,258
Holdings Count | shares	244
Investment Company, Portfolio Turnover	26.00%
Additional Fund Statistics [Text Block]	Key fund statistics (as of October 31, 2025)
Net assets	$1,852,018,258
Number of portfolio holdings (excluding derivatives)	244
Portfolio turnover rate[3]	26%

Holdings [Text Block]
Portfolio holdings (as of October 31, 2025)

Top ten holdings[4,5]	(%)
Truist Financial Corp., 6.669%, Series N	1.7%
Goldman Sachs Group, Inc., 7.50%, Series W	1.4%
Enbridge, Inc., 8.25%, due 1/15/84, Series NC5 (Canada)	1.3%
Transcanada Trust, 5.875%, due 8/15/76, Series 16-A (Canada)	1.3%
Corebridge Financial, Inc., 6.875%, due 12/15/2052	1.2%
Citigroup, Inc., 7.625%, Series AA	1.2%
Charles Schwab Corp., 4.00%, Series I	1.2%
Toronto-Dominion Bank, 8.125%, due 10/31/82 (Canada)	1.2%
Emera, Inc., 6.75%, due 6/15/76, Series 16-A (Canada)	1.2%
Citigroup, Inc., 6.95%, Series FF	1.1%

Sector diversification[4,6]	(%)
Banking	45.0%
Utilities	16.4%
Insurance	9.0%
Real Estate	8.2%
Pipelines	7.9%
Telecommunications	3.7%
Financial Services	2.5%
Health Care	1.5%
Energy	0.7%
Other (includes short-term investments)	5.1%

Country diversification[4,6]	(%)
United States	51.6%
Canada	15.6%
France	7.3%
United Kingdom	6.4%
Switzerland	2.9%
Japan	2.7%
Spain	2.2%
Germany	1.7%
Netherlands	1.6%
Other (includes short-term investments)	8.0%

Largest Holdings [Text Block]

Top ten holdings[4,5]	(%)
Truist Financial Corp., 6.669%, Series N	1.7%
Goldman Sachs Group, Inc., 7.50%, Series W	1.4%
Enbridge, Inc., 8.25%, due 1/15/84, Series NC5 (Canada)	1.3%
Transcanada Trust, 5.875%, due 8/15/76, Series 16-A (Canada)	1.3%
Corebridge Financial, Inc., 6.875%, due 12/15/2052	1.2%
Citigroup, Inc., 7.625%, Series AA	1.2%
Charles Schwab Corp., 4.00%, Series I	1.2%
Toronto-Dominion Bank, 8.125%, due 10/31/82 (Canada)	1.2%
Emera, Inc., 6.75%, due 6/15/76, Series 16-A (Canada)	1.2%
Citigroup, Inc., 6.95%, Series FF	1.1%